Commitments and Contingencies (Details) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended	3 Months Ended		12 Months Ended		1 Months Ended
	Jun. 30, 2012 USD ($)	Jul. 02, 2011 USD ($)	Jul. 03, 2010 USD ($)	Jun. 27, 2009 USD ($)	Dec. 31, 2011 Eningen EUR (€) item	Jun. 30, 2012 Eningen USD ($) item	Dec. 31, 2011 Eningen USD ($)	Jun. 30, 2012 Eningen USD ($) item	Dec. 16, 2011 Eningen EUR (€) item sqft	Aug. 31, 2007 Santa Rosa Sale Leaseback Transaction USD ($)	Jun. 30, 2012 Santa Rosa Sale Leaseback Transaction USD ($) item	Jul. 02, 2011 Santa Rosa Sale Leaseback Transaction USD ($)	Aug. 21, 2007 Santa Rosa Sale Leaseback Transaction item acre sqft
Future minimum operating lease payments
2013	$ 29.4
2014	27.7
2015	23.7
2016	19.2
2017	16.1
Thereafter	31.1
Total minimum operating lease payments	147.2
Lease commitments related to restructuring activities	6.8
Future minimum lease rentals receivable under non-cancellable subleases	1.3
Rental expense related to building and equipment	27.5	24.6	19.4
Purchase Obligations
Legally-binding purchase commitment obligations	139.4
Typical duration of supply agreements with single or limited source vendors	1 year
Financing Obligations
Area of land sold (in acres/square feet)									394,217				45
Number of buildings sold									9				13
Area of property sold (in square feet)									386,132				492,000
Number of buildings leased back									2				7
Square feet of property leased back									158,154				286,000
Net cash proceeds received from sale and lease back transaction					7.1					32.2
Description of lease terms					The lease term is 10 years with the right to cancel a certain portion of the lease after 5 years.					lease terms range from a five year lease with a one year renewal option to a ten year lease with two five year renewal options.
Surety bond as collateral for future lease payments					3.0
Surety bond additional term after renewal					5 years
Surety bond term					5 years
Letter of credit issued as a security	34.9								1.0		3.8
Surety bond final renewal term					5 years
Guaranteed maximum exposure									1.0
Number of occupied buildings upon execution and close of sale and lease-back transaction					4
Number of buildings exited						1
Gain on building exited						0.5
Loss on sale of the five buildings and associated land, net of transaction costs	0.7						(0.2)
Number of building sold								5
Financing obligation, current						0.1		0.1			0.9	0.7
Financing obligation, noncurrent	35.4	33.2				4.9		4.9			28.5	29.4
Number of buildings included in the option to purchase at the end of the lease term											1
Financing Obligations - Payment Plan Agreement for Software Licenses
Purchase of perpetual software licenses		7.1		11.1
Time period of payment plan agreement with the supplier		4 years		3 years
Amortization expense for software licenses	3.6	2.2	2.2
Future Minimum Financing Payments Payment Plan Agreement for Software Licenses and Financing Obligations
2013	1.9
2014	1.9
Total	$ 3.8